                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               ----------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Cincinnati Indemnity Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-10756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth S. Miller              Fairfield, Ohio              February 9, 2007
---------------------   -------------------------------------   ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  1

Form 13F Information Table Entry Total:            5

Form 13F Information Table Value Total        18,466
                                          (thousands)

List of Other Included Managers:

No.   File No.    Name
01    028-10798   Cincinnati Financial Corporation

COLUMN 1                         COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
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                                                         VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP   [x$1000] PRN AMT PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORPORATION      COMMON          30231G102    7,816 102,000 SH       SHARED        01      -- 102,000   --
GENERAL ELECTRIC CO          COMMON          369604103    1,861  50,000 SH       SHARED        01      --  50,000   --
GENUINE PARTS CO             COMMON          372460105      711  15,000 SH       SHARED        01      --  15,000   --
JOHNSON & JOHNSON            COMMON          478160104    1,651  25,000 SH       SHARED        01      --  25,000   --
PROCTER & GAMBLE CORPORATION COMMON          742718109    6,427 100,000 SH       SHARED        01      -- 100,000   --
                                                         ------
                                                         18,466
                                                         ======